PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2015	2014
Cost:

Computers and peripheral equipment	$2,906	$2,866
Office furniture and equipment	498	492
Motor vehicles	13	13
Leasehold improvements	352	349

	3,769	3,720
Accumulated depreciation	3,381	3,323

Depreciated cost	$388	$397